Titan 500 Fund

Tempest 500 Fund

Velocity 100 Fund

Venture 100 Fund
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Rydex Distributors, Inc. Rydex Funds 6116 Executive Blvd., Suite 400 Rockville, MD 20852 (301)468.8520 (800)820.0888
     www.rydexfunds.com

Semi-Annual Report June 2000

Titan 500 Fund
Tempest 500 Fund
Velocity 100 Fund
Venture 100 Fund

 DearShareholder, After a positive, although volatile first quarter, the second quarter saw all of the major market indices in negative territory. A few old economy stocks fared well, but the broad markets were dragged down by the dismal performance of the new economy technology stocks. After peaking in the middle of March, the tech heavy NASDAQ Composite Index fell by more than 20%. The central bank has stayed on its tightening course and has continued to successfully fight inflation as the economy sails along in a record expansion. First Half Review The prolonged tech rally started to fizzle out in late March when Abby Joseph Cohen, long standing bull and influential market strategist from Goldman Sachs, recommended cutting back on stocks and moved to a neutral position on technology. In April, Judge Thomas Penfield Jackson ruled in the closely watched Microsoft case that the tech bellwether illegally protected its software monopoly. While tech stocks struggled, major pharmaceutical companies posted a hefty first half gain. The S&P Health Care Index, a benchmark for major healthcare companies advanced 21.63% for the period. Also, major oil companies fared well during the first quarter as oil and gas prices rose substantially from their near record 1998 lows. These two sectors helped the S&P 500, which was down .99%, from going into further negative territory. As the stock market languished, the bond market held its own, enduring three more rate increases by the Fed. The central bank left U.S. interest rates unchanged at the June FOMC meeting. This was due to May s weak employment report. The yield on the 30-year Treasury Bond fell from 6.48% to 5.90% during the reporting period. Investors switching from equities into bonds and a shrinking supply of government bonds fueled the rally.

Summary Although earnings reports for the first half showed excellent  aggregate growth, the stock market failed to rally in the wake of the Feds decision to raise interest rates. The Fed will continue to watch the market with keen eyes. Now, while the economy is still expanding at a strong pace, consumer spending the force behind the record expansion and the economys overall performance is starting to show signs of moderation. Some of this slowdown can be attributed to the market pullback. Going forward, investors will be looking for more signs that growth is slowing. They will also be watching corporate earnings reports for evidence that higher interest rates and a mildly decelerating economy are not diminishing companies profitability. In closing, I would like to thank you for using the Dynamic Funds, another innovation from Rydex. As always, we welcome your questions or comments about the Rydex Funds. Feel free to contact us over the Internet via our web site at www.rydexfunds.com or call us at 800-820-0888.

Sincerely,


Albert P. (Skip) Viragh, Jr.
chairman of the Board
rydex dynamic funds
Titan 500 Fund
Schedule Of Investments (Unaudited)                               June 30, 2000
                                           Face Amount             Market Value
                                            -----------            ------------
                                                                      (Note 1)
Federal Agency Discount Notes 66.8%
Federal Home Loan Banks 6.50% 7/3/00.......$10,000,000              $ 9,996,388
                                                                     ----------
Total Federal Agency Discount Notes (Cost $9,996,388)                 9,996,388
                                                                      ---------


U.S. Treasury Obligations 19.9%
U.S. Treasury Bill 5.66% 8/17/00 ........... 3,000,000                2,977,832
                                                                      ---------

 Total U.S. Treasury Obligations (Cost $2,977,832) ...                2,977,832
                                                                      ---------


                                            Contracts
                                            ---------
Options Purchased 13.3%
Call Options on:
September 2000 S&P 500 Futures Contracts,
Expiring September 2000, with strike 1050         19                  1,985,975
Put Options on:
July 2000 S&P 500 Futures Contracts,
Expiring July 2000, with strike 1100 ....         20                        500
Expiring July 2000, with strike 1025 ....         65                          0
Total Options Purchased (Cost $2,121,665) .......                     1,986,475
                                                                      ---------
Total Investments 100% (Cost $15,095,885) .......                   $14,960,695
                                                                    ===========

                                                                    Unrealized
                                                    Contracts     Loss (Note 1)
                                                    ---------      -------------
Futures Contracts Purchased
S&P 500 Futures Contracts, Expiring September 2000...... ..70        $(188,953)
S&P 500 E-Mini Futures Contracts, Expiring September 2000...6           (2,612)
                                                                        ------
(Total Underlying Face Amount at Market Value $26,132,180)           $(191,565)
                                                                      =========

Tempest 500 Fund
Schedule Of Investments (Unaudited)                               June 30, 2000
                                                                   Market Value
                                                Face Amount            (Note 1)
                                                -----------            --------
Federal Agency Discount Notes 39.7%
Federal Home Loan Banks 6.50%  7/3/00   $       3,000,000          $  2,998,916
                                                                   ------------
Total Federal Agency Discount Notes (Cost $2,998,916)                 2,998,916
                                                                      ---------

U.S. Treasury Obligations 26.3%
U.S. Treasury Bill  5.66%  8/17/00              2,000,000             1,985,222
                                                                      ---------
Total U.S.Treasury Obligations (Cost $1,985,222)                      1,985,222
                                                                      ---------
                                                   Contracts
                                                   ---------
Options Purchased 34.0%
Call Options on:
September 2000 S&P 500 Futures Contracts,
Expiring September 2000, with strike 1975               30                   0
Expiring September 2000, with strike 1900               21                   0

Put Options on:
September 2000 S&P 500 Futures Contracts,
Expiring September 2000, with strike 1800               31            2,572,225


Total Options Purchased (Cost $2,486,862)                             2,572,225
                                                                      ---------
Total Investments 100% (Cost $7,471,000)                            $ 7,556,363
                                                                    ===========

                                                                     Unrealized
                                                     Contracts    Gain (Note 1)
                                                     ---------    -------------
Futures Contracts Sold Short
S&P 500 Futures Contracts, Expiring September 2000         33         $ 122,319
S&P 500 E-Mini Futures Contracts, Expiring September 2000  16            13,583
                                                                         ------
(Total Underlying Face Amount at Market Value $13,286,305)           $  135,902
                                                                     ==========

Velocity 100 Fund
Schedule Of Investments (Unaudited)                               June 30, 2000
                                                                   Market Value
                                                     Shares         (Note 1)
                                                     ------         --------
Common Stocks 92.9%
Cisco Systems, Inc.* ..........................       30,800        $1,957,725
Intel Corp. ...................................       14,500         1,938,469
Microsoft Corp.* ..............................       22,400         1,792,000
Oracle Corp.* .................................       14,600         1,227,313
JDS Uniphase Corp.* ...........................        8,700         1,042,912
Sun Microsystems, Inc.* .......................        8,500           772,969
Nextel Communications, Inc., Class A* .........       11,500           703,656
QUALCOMM, Inc.* ...............................       11,100           666,000
MCI WorldCom, Inc.* ...........................       12,800           587,200
Dell Computer Corp.* ..........................       11,700           576,956
VERITAS Software Corp.* .......................        5,100           576,380
Siebel Systems, Inc.* .........................        2,900           474,331
Applied Materials, Inc.* ......................        5,200           471,250
Xilinx, Inc.* .................................        5,300           437,581
Immunex Corp.* ................................        8,500           420,219
ADC Telecommunications, Inc.* .................        5,000           419,375
Amgen, Inc.* ..................................        5,900           414,475
Yahoo! Inc.* ..................................        3,200           396,400
VeriSign, Inc* ................................        2,200           388,300
PMC-Sierra, Inc.* .............................        2,000           355,375
Altera Corp.* .................................        3,400           346,587
SDL, Inc.* ....................................        1,190           339,373
CIENA Corp.* ..................................        2,000           333,375
Maxim Integrated Products, Inc.* ..............        4,900           332,894
Linear Technology Corp. .......................        5,200           332,475
VoiceStream Wireless Corp.* ...................        2,800           325,631
Network Appliance, Inc.* ......................        3,900           313,950
Global Crossing, Ltd.* ........................       11,700           307,856
Telefonaktiebolaget LM Ericsson, Sponsored ADR*       14,700           294,000
Apple Computer, Inc.* .........................        5,600           293,300
Level 3 Communications, Inc.* .................        3,200           281,600
i2 Technologies, Inc.* ........................        2,600           271,091

                                                                   Market Value
                                                       Shares        (Note 1)
                                                       ------          --------
Common Stocks (continued)
Metromedia Fiber Network, Inc., Class A*               6,500           257,969
Comcast Corp., Special Class A .........               5,300           214,650
MedImmune, Inc.* .......................               2,800           207,200
NTL, Inc.* .............................               3,400           203,575
Tellabs, Inc.* .........................               2,900           198,469
Comverse Technology, Inc.* .............               2,000           186,000
Paychex, Inc. ..........................               4,400           184,800
Adobe Systems, Inc. ....................               1,400           182,000
BroadVision, Inc.* .....................               3,500           177,844
Applied Micro Circuits Corp.* ..........               1,800           177,750
CMGI, Inc.* ............................               3,800           174,087
Gemstar International Group, Ltd.* .....               2,700           165,923
KLA-Tencor Corp.* ......................               2,800           163,975
Vitesse Semiconductor Corp.* ...........               2,100           154,481
Chiron Corp.* ..........................               3,100           147,250
Conexant Systems, Inc.* ................               3,000           145,875
Sanmina Corp.* .........................               1,700           145,350
Biogen, Inc.* ..........................               2,200           141,900
Intuit, Inc.* ..........................               3,200           132,400
American Power Conversion Corp.* .......               3,200           130,600
eBay, Inc.* ............................               2,400           130,350
Starbucks Corp.* .......................               3,200           122,200
3Com Corp.* ............................               2,100           121,013
McLeodUSA, Inc., Class A* ..............               5,800           119,987
NEXTLINK Communications, Inc., Class A*                3,150           119,503
PanAmSat Corp.* ........................               2,600           113,588
Amazon.com, Inc.* ......................               2,900           105,306
RF Micro Devices, Inc.* ................               1,190           104,274
EchoStar Communications Corp., Class A*                3,000            99,328
Costco Wholesale Corp.* ................               2,900            95,700
Lycos, Inc.* ...........................               1,700            91,800
Velocity 100 Fund
Schedule Of Investments (Unaudited) (Concluded)                   June 30, 2000
                                                                   Market Value
                                                      Shares         (Note 1)
                                                      ------         --------
Common Stocks (continued)
RealNetworks, Inc.* ...................                1,800            91,013
USA Networks, Inc.* ...................                4,200            90,825
Cintas Corp. ..........................                2,400            88,050
BMC Software, Inc.* ...................                2,300            83,914
Bed Bath & Beyond, Inc.* ..............                2,300            83,375
Fiserv, Inc.* .........................                1,900            82,175
Peoplesoft, Inc.* .....................                4,800            80,400
Concord EFS, Inc.* ....................                3,000            78,000
Genzyme Corp. - General Division* .....                1,300            77,269
Atmel Corp.* ..........................                2,000            73,750
Biomet, Inc. ..........................                1,900            73,031
At Home Corp., Series A* ..............                3,500            72,625
Adelphia Communications Corp., Class A*                1,500            70,312
Staples, Inc.* ........................                3,900            59,963
QLogic Corp.* .........................                  870            57,474
Molex, Inc. ...........................                1,190            57,269
Citrix Systems, Inc.* .................                2,700            51,131
Electronic Arts, Inc.* ................                  700            51,056
Parametric Technology Corp.* ..........                4,600            50,600
Dollar Tree Stores, Inc.* .............                1,190            47,079
Novell, Inc.* .........................                4,800            44,400
PACCAR, Inc. ..........................                1,080            42,863
Microchip Technology, Inc. ............                  700            40,786
Smurfit-Stone Container Corp.* ........                3,000            38,625
Synopsys, Inc.* .......................                1,080            37,328
Network Associates, Inc.* .............                1,800            36,675
Sigma-Aldrich Corp. ...................                1,190            34,808
CNET Networks, Inc.* ..................                1,190            29,229
Compuware Corp.* ......................                2,800            29,050
Quintiles Transnational Corp.* ........                2,000            28,250
Northwest Airlines Corp.* .............                  870            26,481
Adaptec, Inc.* ........................                1,080            24,570
VISX, Inc.* ...........................                  870            24,414

                                                                   Market Value
                                                      Shares        (Note 1)
                                                      ------        --------
Common Stocks (continued)
Apollo Group, Inc., Class A* .........................    870           24,360
PacifiCare Health Systems, Inc.* .....................    400           24,075
Herman Miller, Inc. ..................................    700           18,113
Legato Systems, Inc.* ................................  1,190           17,999
                                                                        ------
                Total Common Stocks (Cost $26,101,577)              26,047,502
                                                                    ----------

                                Face Amount
Federal Agency Discount Notes 7.1%
Federal Home Loan Banks 6.50% 7/3/00    $       2,000,000             1,999,278
                                                                      ---------
Total Federal Agency Discount Notes (Cost $1,999,278)                 1,999,278
                                                                      ---------

                                                     Contracts
Options Purchased 0.0%
Put Options on:
July 2000 NASDAQ 100 Futures Contracts,
Expiring July 2000, with strike 2000                       20                 0
                                                                          -----
Total Options Purchased (Cost $1,440)                                         0
                                                                         ------
Total Investments 100% (Cost $28,102,295)                          $ 28,046,780
                                                                   ============


                                                                     Unrealized
                                                      Contracts   Gain (Note 1)
                                                      ---------   -------------
Futures Contracts Purchased
NASDAQ 100 Futures Contracts, Expiring September 2000
(Underlying Face Amount at Market Value $13,741,200)      36          $ 125,048
                                                                      =========

Venture 100 Fund
Schedule Of Investments (Unaudited)                              June 30, 2000
                                                                  Market Value
                                                 Face Amount       (Note 1)
                                                 -----------       --------
Federal Agency Discount Notes 100.0%
Federal Home Loan Banks 6.50% 7/3/00    $       1,000,000             $ 999,639
                                                                      ---------
Total Federal Agency Discount Notes (Cost $999,639)                     999,639
                                                                        -------
                                                   Contracts
Options Purchased 0.0%
Call Options on:
July 2000 NASDAQ 100 Futures Contracts,
Expiring July 2000, with strike 5200                      4                   0
                                                                          -----
Total Options Purchased (Cost $308)                                           0
                                                                           ----
Total Investments 100% (Cost $999,947)                               $  999,639
                                                                     ==========

                                                                    Unrealized
                                                   Contracts      Loss (Note 1)
                                                   ---------      -------------
Futures Contracts Sold Short
NASDAQ 100 Futures Contracts, Expiring September 2000
(Underlying Face Amount at Market Value $1,526,800)     4           $  (17,172)
                                                                     ==========

Statement of Assets and Liabilities (Unaudited) June 30, 2000


                             Titan 500  Tempest 500   Velocity 100  Venture 100
                                  Fund         Fund           Fund         Fund
                                  ----         ----           ----         ----
Assets
Securities at Value (Note 1)
See Accompanying Schedules  $14,960,695   $  7,556,363   $28,046,780   $999,639
Cash at Custodian Bank ...    7,744,399      3,347,693     3,406,556    991,595
Segregated Cash with Broker           0              0    14,615,553  1,553,436
Receivable for Equity Index
Swaps Settlement                      0              0     1,379,142          0
Receivable for Futures
Contracts Settlement            277,292              0       309,600          0
Investment Income Receivable          0              0        81,145     17,276
Receivable for Shares
Purchased                     1,894,100      6,422,123     2,002,923    985,947
   Other Assets ..........          295              0             0    149,236
Total Assets ...........     24,876,781     17,326,179    49,841,699  4,697,129
                             ==========     ==========    ==========  =========
Liabilities
Payable for Securities Purchased      0        166,014             0          0
Payable for Equity Index
Swaps Settlement                      0              0             0    156,442
Payable for Futures Contracts
Settlement                            0          74,568            0     34,400
Payable for Shares Redeemed   8,534,730       4,504,716      475,579    316,800
Investment Advisory Fee
Payable (Note 3)                  9,591           9,159       22,024      4,453
Transfer Agent Fee
Payable (Note 3)                  2,664           2,544        6,118      1,237
Distribution Fee
Payable (Note 3)                  2,664           2,544        6,118      1,237
Portfolio Accounting Fee
Payable (Note 3)                  1,296           1,152        2,494        685
Payable to Advisor               12,736               0       19,282          0
   Other Liabilities              2,535           4,754        6,648      1,232
                                  -----           -----         -----     -----
Total Liabilities             8,566,216       4,765,451      538,263    516,486
                              =========       =========       =======   =======
Net Assets                 $ 16,310,565    $ 12,560,728   49,303,436  4,180,643
                           ============    ============   ==========  =========
Shares Outstanding              625,765         267,382    1,476,733    144,321
                                =======         =======    =========    =======
Net Asset Value Per Share       $ 26.07         $ 46.98      $ 33.39   $  28.97
                                =======         =======      =======   ========

Statement of Operations (Unaudited) Period Ended June 30, 2000

                              Titan 500  Tempest 500  Velocity 100  Venture 100
                                  Fund*        Fund*          Fund*       Fund*
Investment Income
   Interest                   $ 62,058      $ 56,035      $ 151,205    $ 42,871
   Other Income                (12,441)      (2,283)       (20,189)      13,988
                               -------       ------        -------       ------
    Total Income                49,617        53,752        131,016      56,859
                                ======        ======        =======      ======
Expenses
  Organizational Expenses       83,509        83,509         83,509      83,509
  Investment Advisory
  Fees (Note 3)                 11,664        10,364         23,827       6,168
  Transfer Agent
  Fees (Note 3)                  3,240         2,879          6,619       1,713
  Distribution Fees (Note 3)     3,240         2,879          6,619       1,713
  Portfolio Accounting
  Fees (Note 3)                  2,000         1,560          3,372       1,393
  Miscellaneous                  2,536         2,470          5,741       1,006
                                 -----         -----          -----       -----
    Total Expenses             106,189       103,661        129,687      95,502
     Less Expenses Waived by
     Advisor (Note 3)          (83,509)      (83,509)       (83,509)    (83,509)
                   -           -------       -------        -------     -------
    Net Expenses                22,680        20,152         46,178      11,993
                                ------        ------         ------      ------
Net Investment Income           26,937        33,600         84,838      44,866
                                ------        ------         ------      ------

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities          221,778     (411,206)              0           0
Equity Index Swaps                   0            0        899,809  (3,153,944)
Futures Contracts              906,752     (480,848)        (7,428)      (9,014)
                               -------     --------         ------       ------
  Total Net Realized
  Gain (Loss)                1,128,530     (892,054)        892,381  (3,162,958)
                             ---------     --------         -------  ----------
Net Change in Unrealized
Appreciation (Depreciation)
        on:
Investment Securities        (135,190)       85,363         (55,515)       (308)
Equity Index Swaps                  0             0        1,049,358   (139,000)
Futures Contracts            (191,565)      135,902          125,048     17,172
                             --------       -------          -------     ------
 Net Change in Unrealized
 Appreciation (Depreciation) (326,755)      221,265        1,118,891   (122,136)
                             --------       -------        ---------   --------
  Net Gain (Loss)
  on Investments              801,775      (670,789)       2,011,272 (3,285,094)
                              -------      --------        --------- ----------
Net Increase (Decrease) in
Net Assets from Operations    828,712      (637,189)      2,096,110  (3,240,228)
                              =======      ========       =========  ==========
*Commencement of Operations: May 19, 2000  Titan 500 Fund and Tempest 500 Fund,
          May 24, 2000 Velocity 100 Fund, and May 23, 2000 Venture 100 Fund See Notes to Financial Statements.

Statement of Changes in Net Assets (Unaudited)       Period Ended June 30, 2000
                               Titan 500  Tempest 500  Velocity 100  Venture 100
                                   Fund*        Fund*         Fund*       Fund*
                                   -----        -----         -----       -----
Changes from Operations
Net Investment Income             26,937       33,600       84,838       44,866
Net Realized Gain (Loss)
 on Investments                1,128,530     (892,054)     892,381   (3,162,958)
Net Change in
 Unrealized Appreciation
(Depreciation) on Investments  (326,755)      221,265    1,118,891     (122,136)
                               --------       -------    ---------     --------
Net Increase (Decrease)
in Net Assets from Operations    828,712     (637,189)   2,096,110   (3,240,228)
Distributions to
 Shareholders (Note 1)                 0            0            0            0
Net Increase in Net Assets
   from Share
    Transactions (Note 6)     15,481,853    13,197,917   47,207,326   7,420,871
                       -      ----------    ----------   ----------   ---------
Net Increase in Net Assets    16,310,565    12,560,728   49,303,436   4,180,643
NET ASSETS-Beginning of Period         0             0            0           0

NET ASSETS-End of Period      16,310,565    12,560,728   49,303,436   4,180,643
                              ==========    ==========   ==========   =========

*Commencement of Operations: May 19, 2000  Titan 500 Fund and Tempest 500 Fund,
         May 24, 2000  Velocity 100 Fund, and May 23, 2000    Venture 100 Fund

See Notes to Financial Statements.

Financial Highlights (Unaudited)                     Period Ended June 30, 2000
                              Titan 500  Tempest 500  Velocity 100  Venture 100
                                  Fund*        Fund*         Fund*        Fund*
Per Share Operating Performance:
Net Asset Value
Beginning of Period               25.00        50.00         25.00        50.00
                                  -----        -----         -----        -----
Net Investment Income              .06           .15           .10          .22
Net Realized and Unrealized
Gains (Losses) on Securities       1.01        (3.17)         8.29       (21.25)
                                   ----        -----          ----       ------
Net Increase (Decrease) in Net Asset Value
Resulting from Operations          1.07        (3.02)         8.39       (21.03)
Distributions to Shareholders         0             0            0            0
Net Increase (Decrease)
in Net Asset Value                 1.07        (3.02)         8.39       (21.03)
                                   ----        -----          ----       ------
Net Asset Value - End of Period   26.07         46.98        33.39        28.97
                                  =====         =====        =====        =====
Total Investment Return            4.28%       (6.04)%       33.56%     (42.06)%
Ratios to Average Net Assets:
   Gross Expenses**                8.18%         9.02%        4.88%       13.79%
    Net Expenses**                 1.75%         1.75%        1.74%        1.73%
    Net Investment Income**        2.02%         2.92%        3.19%        6.48%
Supplementary Data:
 Portfolio Turnover Rate***            0             0            0            0
 Net Assets, End of Period
(000 s omitted)                   16,311        12,561       49,303       4,181
*Commencement of Operations: May 19, 2000  Titan 500 Fund and Tempest 500  Fund
          May 24, 2000   Velocity 100 Fund, and May 23, 2000   Venture 100 Fund
**Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
Calculated using the average daily shares outstanding for the period.

1. SIGNIFICANT ACCOUNTING POLICIES
The Rydex Dynamic Funds (the Trust) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act ) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of four separate funds. Sales of shares of each fund are made without a sales charge at the net asset value per share. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust. A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income, if applicable, is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis. C. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.
                                                       D. When the Trust  writes
     (sells) an option, an amount equal to the premium received is entered in the Trusts accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). E. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. F. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities. G. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required. H. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.
                                                                              I.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. 2. FINANCIAL INSTRUMENTS As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterpartys inability to perform. There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market. In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each fund.
                               The use of equity swaps  involves  risks that are
     different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time. 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of each of the funds. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors. PADCO Service Company, Inc., an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the funds. Certain officers and trustees of the Trust are also officers and directors of PADCO Service Company, Inc. The Trust paid PADCO Service Company, Inc. $8,325 for portfolio accounting fees for the period ended June 30, 2000. The Trust has adopted a Distribution Plan that allows the Trust to pay distribution fees to Rydex Distributors, Inc. (the Distributor), an affiliated entity, and other firms that provide distribution services (Service Providers). The Trust will pay distribution fees to the Distributor at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, the Distributor will, in turn, pay the Service Provider out of its fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.
The Advisor has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the Dynamic Funds at an expense cap of 1.75%. This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 1.75%. Because the Advisors agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any fund and 1.75% to recapture any of its prior reimbursements.
4. SECURITIES TRANSACTIONS During the period ended June 30, 2000, purchases and sales of investment securities, excluding short-term and temporary cash investments, were: (Unaudited)
                 Velocity 100 Fund
Purchases       $       26,101,577
Sales   $
5.  NET UNREALIZED APPRECIATION
(DEPRECIATION) OF SECURITIES
At June 30, 2000, unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)
                              Titan 500  Tempest 500  Velocity 100  Venture 100
                                  Fund          Fund          Fund         Fund
                                  ----          ----          ----         ----
Gross Unrealized
        Appreciation                 0        87,258       443,784           0
Gross Unrealized
        (Depreciation)        (135,190)        (1,895)     (499,299)       (308)
                              --------         ------      --------        ----
Net Unrealized
        Appreciation
        (Depreciation)        (135,190)         85,363      (55,515)       (308)
                              ========          ======      =======        ====
Cost of Investments
 for Federal
 Income Tax Purposes         15,095,885       7,471,000   28,102,295     999,947
                             ==========       =========   ==========     =======

6. SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended June 30, 2000 were: (Unaudited)
                            Titan 500    Tempest 500  Velocity 100  Venture 100
                                Fund*           Fund*         Fund*        Fund*
                                -----          -----         -----        -----
Shares Purchased                5,515,172    2,745,178    4,521,980   1,195,266
Purchased through
 Dividend Reinvestment                  0            0            0           0
Total Purchased                  5,515,172   2,745,178    4,521,980   1,195,266
Shares Redeemed                 (4,889,407) (2,477,796)  (3,045,247) (1,050,945)
                                ----------  ----------   ----------  ----------
Net Shares
        Purchased                   625,765     267,382    1,476,733     144,321
                                    =======     =======    =========     =======

Transactions in dollars for the period ended June 30, 2000 were: (Unaudited)
                           Titan 500    Tempest 500   Velocity 100  Venture 100
                               Fund*          Fund*          Fund*       Fund*
                               -----          -----          -----       -----
Shares Purchased         143,519,584     128,862,906  145,634,612    40,313,468
Purchased through
 Dividend Reinvestment             0               0            0             0
Total Purchased          143,519,584     128,862,906   145,634,612   40,313,468
Shares Redeemed         (128,037,731)   (115,664,989)  (98,427,286) (32,892,597)
                        ------------    ------------   -----------  -----------
Net Increase              15,481,853      13,197,917    47,207,326    7,420,871
                          ==========      ==========    ==========    =========
* Commencement of Operations: May 19, 2000 Titan 500 Fund and Tempest 500 Fund , May 24, 2000 Velocity 100 Fund, and May 23, 2000 Venture 100 Fund

7.  NET ASSETS
At June 30, 2000, net assets consisted of: (Unaudited)
                             Titan 500   Tempest 500  Velocity 100  Venture 100
                                  Fund          Fund          Fund         Fund
                                  ----          ----          ----         ----
Paid-In-Capital             15,481,853    13,197,917     47,207,326    7,420,871
Undistributed Net
 Investment Income              26,937        33,600         84,838       44,866
Accumulated Net Realized
Gain (Loss) on Investments   1,128,530      (892,054)       892,381  (3,162,958)
Net Unrealized Appreciation (Depreciation)
 on Investments, Options
  and Futures Contracts      (326,755)        221,265     1,118,891    (122,136)
                             --------         -------     ---------    --------
Net Assets                  16,310,565     12,560,728    49,303,436    4,180,643
                            ==========     ==========    ==========    =========

8. EQUITY INDEX SWAP AGREEMENTS
The Trust has entered into the following equity index swap agreements as of June 30, 2000: (Unaudited)
                                             Notional                  Maturity
Fund                                     Market Value      Return          Date
----                                     ------------      ------            --
Velocity 100 Fund                       $58,794,360     Price Return*   7/21/00
Venture 100 Fund                         $6,872,032     Price Return*   7/21/00
NASDAQ 100 Index financing at a
     variable  rate.

9. SUBSEQUENT EVENT Effective on July 14, 2000, the Trust began calculating a net asset value per share (NAV) twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The NAV is calculated using the current market value of each Funds total assets as of
     the   respective   time   of   calculation.